Description of Organization and Business Operations (Details) - USD ($)				8 Months Ended
	Apr. 09, 2021	Feb. 04, 2021	Feb. 04, 2021	Sep. 30, 2021	Feb. 06, 2021
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)				$ 10
Gross proceeds	$ 552,000,000
Private placements of warrants				$ 8,693,333
Price of private placement warrant (in Dollars per share)				$ 1.5
Generating proceeds				$ 13,000,000
Sale value per unit (in Dollars per share)		$ 10	$ 10	$ 10
Public shares redeem percentage			100.00%	80.00%
Public per Share (in Dollars per share)		$ 10	$ 10	$ 10
Net tangible assets			$ 5,000,001	$ 5,000,001
Dissolution expenses			$ 100,000	$ 100,000
PublicShares (in Dollars per share)			$ 10	$ 10
Reduction per share (in Dollars per share)			$ 10	$ 10
Business Combination Consideration, description				(i) $3,650,000,000 divided by (ii) 10 divided by (iii) the Aggregate Company Share Amount (as defined in the Merger Agreement).
Cash				$ 2,100,000
Working capital deficiency				54,000,000,000
Payment from sponsor				25,000
Proceeds form sponsor				156,000
Additional borrowed amount				44,000
Total outstanding balance				$ 200,000
Business Combinations [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of ownership interest		50.00%	50.00%	50.00%
Business combination term				1 year
Percentage of fair market value interest		80.00%	80.00%
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incurring offering costs	31,000,000
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incurring offering costs	$ 19,300,000
Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	55,200,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	7,200,000	55,200,000
Sale value per unit (in Dollars per share)	$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement amount				$ 552,000,000
Sale value per unit (in Dollars per share)		$ 10	$ 10	$ 10
Proposed public offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)		48,000,000
Sale value per unit (in Dollars per share)		$ 10	$ 10
CMLS Holdings III LLC [Member] | Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	55,200,000
CMLS Holdings III LLC [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	7,200,000		55,200,000
Share price per share (in Dollars per share)	$ 10
Sale of warrants (in Shares)		8,693,333	8,693,333
CMLS Holdings III LLC [Member] | Proposed public offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)			48,000,000
Share price per share (in Dollars per share)		$ 10	$ 10
Sale of warrants (in Shares)		7,733,333	7,733,333
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price of private placement warrant (in Dollars per share)			$ 1.5
Sale value per unit (in Dollars per share)		$ 11.5	11.5	10	$ 11.5
Common stock, per share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001